Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 3	$ 4
Variable lease payments	125	36
Measurement of the lease liability	$ 128	$ 40